CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Statement Of Cash Flows [Abstract]
Redeemable preferred shares net of issuance cost	¥ 15,770